Memorandum items (Tables)	12 Months Ended
Dec. 31, 2021
Off-balance-sheet exposures
Schedule of contingent commitments	The detail is as follows:

	2021	2020	2019
Loans commitment granted	262,737	241,230	241,179
Of which doubtful	615	274	352
Financial guarantees granted	10,758	12,377	13,650
Of which doubtful	188	124	154
Financial guarantees	10,715	12,358	13,619
Credit derivatives sold	43	19	31
Other commitments granted	75,733	64,538	68,895
Of which doubtful	781	548	747
Technical guarantees	40,158	33,526	33,890
Other	35,575	31,012	35,005

Schedule of off-balance sheet funds managed by the entity and joint ventures
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2021	2020	2019
Investment funds	145,987	131,965	142,988
Pension funds	16,078	15,577	11,843
Assets under management	24,862	20,712	22,079
	186,927	168,254	176,910